Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000097466 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097466 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000097466 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097466 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000097466 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097466 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097466 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097466 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097466 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097466 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097466 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097466 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097466 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097466 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097466 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097466 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097468 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097468 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000097468 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097468 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000097468 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097468 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097468 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097468 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097468 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097468 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097468 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097468 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097468 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097468 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097468 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097468 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097471 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097471 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000097471 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097471 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000097471 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097471 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097471 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097471 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097471 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097471 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097471 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097471 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097471 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097471 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097471 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097471 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129848 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000129848 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129848 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000129848 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000129848 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000129848 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129848 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129848 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129848 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129848 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129848 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000129848 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129848 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129848 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129848 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129848 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097469 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097469 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000097469 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097469 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000097469 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097469 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097469 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097469 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097469 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097469 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097469 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097469 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097469 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097469 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097469 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097469 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097472 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097472 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097472 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097472 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000097472 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097472 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097472 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097472 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097472 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097472 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097472 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000097472 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000097472 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000097472 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097472 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097472 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097474 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097474 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097474 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097474 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000097474 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097474 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097474 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097474 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097474 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097474 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097474 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000097474 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000097474 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000097474 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097474 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097474 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097477 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097477 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097477 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097477 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000097477 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097477 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097477 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097477 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097477 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097477 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097477 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000097477 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000097477 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000097477 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097477 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097477 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097490 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097490 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097490 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097490 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097490 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097490 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097490 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097490 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097490 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097490 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097490 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000097490 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097490 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000097490 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097490 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097490 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097492 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097492 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097492 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097492 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097492 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097492 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097492 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097492 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097492 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097492 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097492 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000097492 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097492 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000097492 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097492 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097492 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097495 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097495 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097495 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097495 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097495 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097495 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097495 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097495 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097495 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097495 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097495 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000097495 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097495 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000097495 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097495 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097495 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129854 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129854 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129854 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129854 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129854 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129854 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129854 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000129854 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129854 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129854 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129854 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000129854 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000129854 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000129854 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129854 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129854 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097378 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000097378 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097378 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097378 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097378 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097378 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097378 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097378 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097378 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097378 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097378 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000097378 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000097378 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097380 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000097380 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097380 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097380 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097380 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097380 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097380 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097380 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097380 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097380 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097380 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000097380 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000097380 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097383 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000097383 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097383 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097383 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097383 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097383 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097383 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097383 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097383 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097383 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097383 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000097383 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000097383 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000122763 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000122763 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122763 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122763 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000122763 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122763 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122763 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122763 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122763 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122763 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122763 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000122763 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000122763 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000172350 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000172350 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172350 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172350 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000172350 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000172350 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172350 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172350 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172350 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000172350 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172350 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000172350 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000172350 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097381 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000097381 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097381 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097381 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097381 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097381 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097381 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097381 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097381 | FR_19761L789
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097381 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097381 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000097381 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000097381 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%